INCOME TAXES	12 Months Ended
Dec. 31, 2020
Entity Listings [Line Items]
INCOME TAXES

NOTE 10 — INCOME TAX

The Company’s net deferred tax assets are as follows:

December 31, 2020
Deferred tax asset
Organizational costs/Startup expenses	$29,754
Federal Net Operating loss	12,810
Total deferred tax asset	42,564
Valuation allowance	(42,564)
Deferred tax asset, net of allowance	$—

The income tax provision consists of the following:

December 31, 2020
Federal
Current	$—
Deferred	(42,564)

State
Current	—
Deferred	—
Change in valuation allowance	42,564
Income tax provision	$—

As of December 31, 2020, the Company has $61,001 of U.S. federal net operating loss carryovers, which do not expire, and no state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the period from August 20, 2020 (inception) through December 31, 2020, the change in the valuation allowance was $42,564.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2020 is as follows:

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Permanent Book/Tax Differences	(22.0)%
Change in valuation allowance	(1.0)%
Income tax provision	—%

The Company files income tax returns in the U.S. federal jurisdiction in Florida and is subject to examination by the various taxing authorities.

Airspan [Member]
Entity Listings [Line Items]
INCOME TAXES

18.	INCOME TAXES

The Company is subject to federal and various state income taxes in the U.S. as well as income taxes in various foreign jurisdictions. Tax regulations within each jurisdiction are subject to the interpretation of the related tax laws and regulations. The Company is no longer subject to U.S. federal tax examinations for years through 2017, nor to corporate tax examination for years through 2018 in the U.K. In addition, the statute of limitations for years through 2016 in Israel has expired.

The income tax credit of $0.8 million in the year ended December 31, 2020 is comprised primarily of a $1.8 million claim of tax credits for 2019 and 2020 under the Research and Development Expenditure Credit (“RDEC”) regime, offset by an income tax charge of $0.8 million mainly incurred in Japan, a tax charge of $0.1 incurred in India due to Indian transfer pricing controls and a $0.1 million charge related to various foreign jurisdictions. The income tax charge of $0.5 million in the year ended December 31, 2019 is primarily comprised of $0.3 million mainly incurred in India due to Indian transfer pricing controls and $0.2 million related to various foreign jurisdictions. The income tax credit of $0.3 million in the year ended December 31, 2018 is comprised of a $0.8 million claim of tax credits for 2017 and 2018 under the RDEC regime, offset by an income tax charge of $0.5 million mainly incurred in India due to Indian transfer pricing controls and $0.1 million charge related to various foreign jurisdictions.

The loss before tax was $26.4 million, $51.5 million and $35.5 million which includes $12.2 million, $4.5 million and $8.0 million loss before tax attributable to domestic U.S. operations for the years ended December 31, 2020, 2019 and 2018, respectively. The Company did not record a material income tax benefit for the tax losses generated in any of the territories in which it operates because it has experienced operating losses since inception. At December 31, 2020, the Company had the following net operating loss (“NOL”) carry-forwards (gross, in thousands):

Country	NOL Carryforwards	Expiry Terms
U.K.	$256,666	Does not expire
U.S.	182,531	Expires in up to 17 years
U.S.	15,425	Does not expire
Australia	5,220	Does not expire
Israel	254,288	Does not expire
Finland	858	Expires in up to 7 years
Other	1,999	Expires in up to 5 years

Significant components of the Company’s deferred tax assets are as follows (in thousands):

	Years Ended December 31,
	2020	2019	2018
Net operating loss carryforwards	$145,355	$143,439	$128,823
Fixed assets	2,539	2,830	2,507
R&D Amortization	6,393	7,296	6,348
Accruals and reserves	8,238	1,096	1,094
R&D and Other Credits	4,191	—	—
Share-based compensation	2,306	1,742	1,678
Total deferred tax assets	169,022	156,403	140,450
Intangible assets	(1,395)	(2,158)	(2,600)
Total deferred tax liabilities	(1,395)	(2,158)	(2,600)
Valuation allowance	(167,627)	(154,245)	(137,850)
Total deferred tax assets, net	$—	$—	$—

The following is a reconciliation of income taxes, calculated at the effective U.S. federal income tax rate, to the income tax benefit (expense) included in the accompanying consolidated statements of operations for each of the years (in thousands):

	Years Ended December 31,
	2020	2019	2018
Expected income tax benefit at U.S. rates	$5,549	$12,361	$8,695
Difference between U.S. rate and rates applicable to subsidiaries in other jurisdictions	(301)	(930)	(549)
Expenditures not deductible for tax purposes	(43)	(136)	(761)
Acquired net operating losses (a)	—	—	25,028
Tax rate changes outside the U.S.	—	5,368	—
Expiry of foreign taxable losses	6,218	—	(363)
Other	502	(742)	(2,072)
Valuation allowance on tax benefits	(13,385)	(16,395)	(30,422)
UK R&D tax credits	2,242	—	696
Income tax benefit (expense)	$782	$(474)	$252

(a)	Utilization of the U.S. net operating loss and research and development credit carryforwards may be subject to a substantial annual limitation under Section 382 of the Internal Revenue Code of 1986, and similar state provisions, due to ownership change limitations that have occurred previously or that could occur in the future. These ownership changes may limit the amount of net operating loss and research and development credit carryforwards that can be utilized annually to offset future taxable income and tax, respectively. As of December 31, 2020, the Company has not completed a 382 study to assess whether a change of ownership has occurred in connection with certain of its U.S. net operating losses and credit carryforwards, mainly in connection with the Mimosa Networks, Inc. acquisition.

Since the Company’s utilization of these deferred tax assets is dependent on future profits, a valuation allowance equal to the net deferred tax assets has been provided as it is considered more likely than not that such assets will not be realized. The valuation allowance includes a reduction in deferred tax assets through tax rate reductions in non-US jurisdictions. Through December 31, 2020, the Company has historically concluded that a full valuation allowance is required to offset the net deferred tax assets.

Tax Cuts and Jobs Act

On December 22, 2017, the U.S. enacted tax reform legislation commonly known as the Tax Cuts and Jobs Act (the “Act”), resulting in significant modifications to existing law. Under ASC 740, Income Taxes, an entity is required to recognize the effect of tax law changes during the period of enactment. As such, the Company has reflected the impact of this law within its December 31, 2018 consolidated financial statements. The Company’s consolidated financial statements for the year ended December 31, 2018 reflect certain effects of the Act which includes a reduction in the corporate tax rate from 34% to 21% which reduced the U.S. deferred tax assets with an offsetting reduction to the valuation allowance. The impact of the one-time transition tax on certain foreign earnings and profits was minimal as the Company utilized existing net operating losses to substantially offset the income inclusion.